Intangible Assets - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) Cash_Generating_Units BusinessSegments	Dec. 31, 2018 EUR (€) Cash_Generating_Units
Disclosure of detailed information about intangible assets [line items]
Number of cash generating units identified | Cash_Generating_Units	25	26
Number of business segments analysed for cash generating units | BusinessSegments	3
Cash flow forecasts projection period description	The cash flow forecasts are primarily based on a five-year strategic plan document formally approved by the Board of Directors and specifically exclude the impact of future development activity. These cash flows are projected forward for an additional five years to determine the basis for an annuity-based terminal value, calculated on the same basis as the Group’s acquisition modelling methodology.
Terminal value assumption annuity period	20 years
Impairment charge	€ 0	€ 20
Goodwill at date of testing	€ 0
Minimum [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to the cash flow projections (real pre-tax)	6.60%	7.00%
Maximum [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to the cash flow projections (real pre-tax)	8.70%	9.20%
Maximum [member] | Each of remaining cash generating units [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of goodwill allocated to CGUs	10.00%
Long lived cement assets [member]
Disclosure of detailed information about intangible assets [line items]
Terminal value assumption annuity period	30 years
Individual assets or cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis description	Sensitivity analysis has been performed and results in additional disclosures in respect of one of the total 25 CGUs. The key assumptions, methodology used and values applied to each of the key assumptions for this CGU are in line with those outlined above (a 30-year annuity period has been used). The CGU had goodwill of €459 million at the date of testing.
Goodwill at date of testing	€ 459
Average EBITDA margin for CGU over initial five-year period	20.20%
Value-in-use (being the present value of future net cash flows)
Carrying amount
Excess of value-in-use over carrying amount
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about intangible assets [line items]
Description of level of fair value hierarchy within which fair value measurement is categorised for goodwill	The recoverable amount of 25 CGUs is determined based on a value-in-use computation, using Level 3 inputs in accordance with the fair value hierarchy.
Number of CGUs subject to impairment testing for goodwill | Cash_Generating_Units	0	26
Europe [member] | Minimum [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	0.70%
Europe [member] | Maximum [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.00%
Americas [member] | Minimum [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	1.30%
Americas [member] | Maximum [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	1.80%
Asia [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.10%